Commitments and Contingencies - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) MillionTonnesPerAnnum	Dec. 31, 2022 CAD ($)	Dec. 06, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 07, 2022 USD ($)	Sep. 07, 2022 CAD ($)	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CAD ($)	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 323,000,000
Upfront cash consideration paid to date	[1]	$ 45,352,000
Percentage of reassessments interest and penalties		50.00%
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000,000
Reduced stream percentage of gold		0.909%	0.909%
Current stream percentage of gold		10.00%	10.00%
Amount of non-refundable advance		$ 2,000,000
Current stream percentage of silver		50.00%	50.00%
Reduced stream percentage of silver		0.00%	0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance		$ 2,000,000
Total upfront cash payment for early deposit silver streaming interest		140,000,000
Upfront cash consideration paid to date		13,000,000
Unpaid upfront cash consideration with scheduled payment dates		1,000,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		65,000,000
Upfront cash consideration paid to date		7,000,000
Unpaid upfront cash consideration with no scheduled payment dates		$ 58,000,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 552,000,000
Percentage Increase In Output Capacity		50.00%
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		32
Estimated expansion payments		$ 283,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 5,100,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		35
Estimated expansion payments		$ 552,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		8,500,000
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date											$ 4,000,000				$ 34,000,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement															$ 110,000,000
Additional cash consideration For Precious Metal Purchase Agreement		65,000,000
Additional cash consideration paid to date								$ 15,000,000
Additional cash consideration to be paid during the construction and development of the Lower Mine		50,000,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date		25,000,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement		50,000,000
Upfront cash consideration to be paid subject to environmental impact assessment		25,000,000
Blackwater [Member] | Silver Interests [member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		141,000,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		178,000,000	$ 240									$ 178,000,000	$ 240
Upfront cash consideration paid to date		16,000,000	$ 20			$ 15,000,000	$ 20		$ 16,000,000	$ 20
Curipamba [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		175,500,000
Upfront cash consideration paid to date		13,000,000		$ 13,000,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		500,000
Goose [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		125,000,000
Goose [Member] | Tranche One [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date				$ 31,250,000	$ 31,250,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		290,000,000
Upfront cash consideration paid to date														$ 30,000,000
Canada Revenue Agency 1 [member]
Disclosure of contingent liabilities [line items]
Potential estimated tax loss carryback to reduce tax and interest		2,000,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000,000
First installment payable on permitting projet		50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000,000
Project costs incurred to trigger balance installment payable		$ 98,000,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 32 for details of when the remaining upfront consideration to be paid becomes due.